Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of the Company’s goodwill for the six months ended June 30, 2020 were as follows:

U.S. $ in thousands
Goodwill as of January 1, 2020	$385,658
Foreign currency translation adjustments	(22)
Goodwill as of June 30, 2020	$385,636

Schedule of Other Intangible Assets

Other intangible assets consisted of the following:

	June 30, 2020			December 31, 2019
	Carrying Amount, Net of Impairment	Accumulated Amortization	Net Book Value	Carrying Amount, Net of Impairment	Accumulated Amortization	Net Book Value
	U.S. $ in thousands
Developed technology	$294,105	$(254,881)	$39,224	$299,100	$(252,136)	$46,964
Patents	15,839	(7,768)	8,071	15,142	(7,067)	8,075
Trademarks and trade names	26,004	(20,544)	5,460	25,991	(19,966)	6,025
Customer relationships	101,589	(78,706)	22,883	102,936	(76,813)	26,123
Capitalized software development costs	18,489	(18,489)	-	18,630	(18,489)	141
	$456,026	$(380,388)	$75,638	$461,799	$(374,471)	$87,328

Schedule of Estimated Amortization Expense Relating to Intangible Assets

Amortization expenses relating to intangible assets for the three-month periods ended June 30, 2020 and 2019 were approximately $6.2 million and $6.0 million, respectively. Amortization expenses relating to intangible assets for the six-month periods ended June 30, 2020 and 2019 were approximately $12.4 million and $12.1 million, respectively.

As of June 30, 2020, the estimated amortization expenses relating to intangible assets for each of the following periods were as follows:

Estimated
amortization expense
(U.S. $ in thousands)
Remaining 6 months of 2020	$12,421
2021	24,734
2022	24,668
2023	7,732
Thereafter	6,083
Total	75,638